EQUITY COMPENSATION PLAN - Fair Value of Stock Option Grants (Details) - Options to purchase common stock issued and outstanding - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (as a percent)	4.56%	3.77%
Expected volatility (as a percent)	86.32%	84.31%
Expected dividend yield (as a percent)	0.00%	0.00%
Expected term (in years)	6 years 21 days	6 years 29 days
Weighted average fair value (in dollars per share)	$ 11.89	$ 16.88